REVENUE - Market Risk (Details) - Commodity price sensitivity [member] - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Percentage decrease [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in proift and loss	R (249.0)	R (234.0)	R (243.3)
Percentage increase [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in proift and loss	R 249.0	R 234.0	R 243.3